                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Karsch Capital Management, LP
Address: Citicorp Building
         153 E. 53rd St.
         51st Floor
         NY, NY  10022


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Karsch
Title:   Principal
Phone:   (212) 507-9782

Signature, Place, and Date of Signing:

         /s/ Michael A. Karsh         NY, NY           2/7/02
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     81

Form 13F Information Table Value Total:     $156,828
                                              [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                   Form 13F INFORMATION TABLE
                        December 31, 2001



  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7         COLUMN 8

                                                MARKET    SHRS
                         TITLE                  VALUE     OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL   DISCRETION     MGRS   SOLE     SHARED    NONE
--------------           --------    -----      -------   -------  --------   ----------     -----  ----------------------

Echostar
  Communications      Common Stock   278762109    6,043   220,000  SH         Sole           0       220,000   0       0
Ust Inc.              Common Stock   902911106    5,639   161,100  SH         Sole           0       161,100   0       0
Iron Mtn Inc.         Common Stock   462846106    5,510   125,800  SH         Sole           0       125,800   0       0
USA Networks Inc.     Common Stock   902984103    5,462   200,000  SH         Sole           0       200,000   0       0
Servicemaster
  Company             Common Stock   81760N109    5,078   368,000  SH         Sole           0       368,000   0       0
Adelphia
  Communications      Common Stock   006848105    4,989   160,000  SH         Sole           0       160,000   0       0
Merrill Lynch         Common Stock   590188108    4,951    95,000  SH         Sole           0        95,000   0       0
Venator Group         Common Stock   344849104    4,695   300,000  SH         Sole           0       300,000   0       0
Sabre Holdings Corp   Common Stock   785905100    4,650   109,800  SH         Sole           0       109,800   0       0
Stilwell Financial
  Inc.                Common Stock   860831106    4,274   157,000  SH         Sole           0       157,000   0       0
Liberty Media Corp.   Common Stock   530718105    4,200   300,000  SH         Sole           0       300,000   0       0
Advent Software Inc   Common Stock   007974108    4,006    80,200  SH         Sole           0        80,200   0       0
Weight Watchers Inc.  Common Stock   948626106    3,551   105,000  SH         Sole           0       105,000   0       0
Computer Associates
  Int'l               Common Stock   204912109    3,449   100,000  SH         Sole           0       100,000   0       0
Dow Jones & Co.       Common Stock   260561105    3,273    59,800  SH         Sole           0        59,800   0       0
VCA Antech            Common Stock   918194101    3,270   269,800  SH         Sole           0       269,800   0       0
Knight Ridder Inc.    Common Stock   499040103    3,247    50,000  SH         Sole           0        50,000   0       0
T Rowe Price Group    Common Stock   74144T108    3,213    92,500  SH         Sole           0        92,500   0       0
Lexmark International
  Inc.                Common Stock   529771107    2,773    47,000  SH         Sole           0        47,000   0       0
Dell Computer
  Corporation         Common Stock   247025109    2,718   100,000  SH         Sole           0       100,000   0       0
Thermo Electron Corp. Common Stock   883556102    2,625   110,000  SH         Sole           0       110,000   0       0
Doubleclick Inc.      Common Stock   258609304    2,552   225,000  SH         Sole           0       225,000   0       0
Sun Microsystems      Common Stock   866810104    2,522   205,000  SH         Sole           0       205,000   0       0
Intel Corp.           Common Stock   458140100    2,516    80,000  SH         Sole           0        80,000   0       0
The Walt Disney
  Company             Common Stock   254687106    2,486   120,000  SH         Sole           0       120,000   0       0





                                4




Electronic Data
  Systems Corp.       Common Stock   285661104    2,399    35,000  SH         Sole           0        35,000   0       0
Cisco Systems         Common Stock   17275R102    2,264   125,000  SH         Sole           0       125,000   0       0
Fairmont Hotels &
  Resorts             Common Stock   305204109    2,227    93,200  SH         Sole           0        93,200   0       0
Tellabs Inc.          Common Stock   879664100    2,094   140,000  SH         Sole           0       140,000   0       0
Interpublic Group     Common Stock   460690100    2,068    70,000  SH         Sole           0        70,000   0       0
Jones Apparel Goup    Common Stock   480074103    1,990    60,000  SH         Sole           0        60,000   0       0
First Data Corp       Common Stock   319963104    1,961    25,000  SH         Sole           0        25,000   0       0
Unisys Corporation    Common Stock   909214108    1,881   150,000  SH         Sole           0       150,000   0       0
Broadwing Inc.        Common Stock   111620100    1,880   197,900  SH         Sole           0       197,900   0       0
Timberland Co.        Common Stock   887100105    1,798    48,500  SH         Sole           0        48,500   0       0
Nextel Communications
  CL A                Common Stock   65332V103    1,754   160,000  SH         Sole           0       160,000   0       0
CSG Systems
  International       Common Stock   126349109    1,618    40,000  SH         Sole           0        40,000   0       0
Silicon Valley
  Bancshares          Common Stock   827064106    1,604    60,000  SH         Sole           0        60,000   0       0
RadioShack Corp.      Common Stock   750438103    1,505    50,000  SH         Sole           0        50,000   0       0
Rogers
  Communications      Common Stock   775109200    1,504    89,500  SH         Sole           0        89,500   0       0
Alliance Gaming
  Corporation         Common Stock   01859P609    1,455    49,500  SH         Sole           0        49,500   0       0
Grey Global
  Group Inc.          Common Stock   39787M108    1,334     2,000  SH         Sole           0         2,000   0       0
Marvell Technology
  Group               Common Stock   G5876H105    1,254    35,000  SH         Sole           0        35,000   0       0
Hewlett-Packard Co.   Common Stock   428236103    1,232    60,000  SH         Sole           0        60,000   0       0
Earthlink Inc.        Common Stock   270321102    1,217   100,000  SH         Sole           0       100,000   0       0
Polycom Inc.          Common Stock   73172K104    1,192    35,000  SH         Sole           0        35,000   0       0
Petsmart Inc.         Common Stock   716768106    1,161   118,000  SH         Sole           0       118,000   0       0
Sungard Data Systems  Common Stock   867363103    1,157    40,000  SH         Sole           0        40,000   0       0
Airgate PCS Inc.      Common Stock   009367103    1,139    25,000  SH         Sole           0        25,000   0       0
Aramark Corp-Cl B     Common Stock   038521100    1,076    40,000  SH         Sole           0        40,000   0       0
Viasys Healthcare     Common Stock   92553Q209    1,032    51,070  SH         Sole           0        51,070   0       0
Terra Networks SA     Common Stock   88100W103    1,023   130,000  SH         Sole           0       130,000   0       0
People Soft, Inc      Common Stock   712713106    1,005    25,000  SH         Sole           0        25,000   0       0
Sprint Corp           Common Stock   852061100    1,004    50,000  SH         Sole           0        50,000   0       0
Autonation Inc        Common Stock   05329W102      925    75,000  SH         Sole           0        75,000   0       0
Foundry Networks Inc. Common Stock   35063R100      856   105,000  SH         Sole           0       105,000   0       0
Commscope Inc         Common Stock   203372107      851    40,000  SH         Sole           0        40,000   0       0
Gemstar               Common Stock   36866W106      831    30,000  SH         Sole           0        30,000   0       0
Raytheon Company      Common Stock   755111507      812    25,000  SH         Sole           0        25,000   0       0
Viacom Inc. CL-B      Common Stock   925524308      773    17,500  SH         Sole           0        17,500   0       0
Research in Motion    Common Stock   760975102      712    30,000  SH         Sole           0        30,000   0       0
Ixia                  Common Stock   45071R109      707    55,000  SH         Sole           0        55,000   0       0
Symantec Corp         Common Stock   871503108      663    10,000  SH         Sole           0        10,000   0       0
BMC Software, Inc     Common Stock   055921100      655    40,000  SH         Sole           0        40,000   0       0





                                5




Corporate Executive
  Board               Common Stock   21988R102      642    17,500  SH         Sole           0        17,500   0       0
Finisar Corporation   Common Stock   31787A101      636    62,500  SH         Sole           0        62,500   0       0
Applied Micro
  Circuits Corp.      Common Stock   03822W109      566    50,000  SH         Sole           0        50,000   0       0
Gartner Inc           Common Stock   366651107      534    45,700  SH         Sole           0        45,700   0       0
PMC - Sierra Inc.     Common Stock   69344F106      532    25,000  SH         Sole           0        25,000   0       0
Century Business
  Services            Common Stock   156490104      511   222,300  SH         Sole           0       222,300   0       0
Circuit City
  Stores-Carmax       Common Stock   172737306      455    20,000  SH         Sole           0        20,000   0       0
Corning Incorporated  Common Stock   219350105      446    50,000  SH         Sole           0        50,000   0       0
Amdocs Ltd.           Common Stock   G02602103      435    12,800  SH         Sole           0        12,800   0       0
TMP Worldwide Inc.    Common Stock   872941109      429    10,000  SH         Sole           0        10,000   0       0
Optical Communications
  Products            Common Stock   68382T101      374    95,000  SH         Sole           0        95,000   0       0
Labranche & Company   Common Stock   505447102      345    10,000  SH         Sole           0        10,000   0       0
Sonus Networks Inc.   Common Stock   835916107      231    50,000  SH         Sole           0        50,000   0       0
Answerthink, Inc      Common Stock   036916104      196    30,000  SH         Sole           0        30,000   0       0
Stratos Lightwave,
  Inc                 Common Stock   863100103      123    20,000  SH         Sole           0        20,000   0       0
Igate Capital Corp    Common Stock   45169U105       72    17,500  SH         Sole           0        17,500   0       0
Riverstone Networks
  Inc.                Common Stock   769320102        0        20  SH         Sole           0            20   0       0
                                     Total:            $156,828(thousands)



























                                6
03407001.AA0